Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	¥ 951,242	¥ 982,666
Restricted Cash	128,333	152,618
Cash, Cash Equivalents and Restricted Cash	¥ 1,079,575	¥ 1,135,284	¥ 1,283,580	¥ 1,405,117